INVESTMENTS IN ASSOCIATED COMPANIES (Details Narrative) - Dec. 24, 2021 - Security Matters Limited [Member]	AUD ($) shares	USD ($)	AUD ($) $ / shares
SMX Beverages Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture	50.00%
Exercise of stock options shares | shares	8,000,001
Exercise price of outstanding share options | $ / shares			$ 0.4
Weighted average remaining contractual life of outstanding share options	Mar. 25, 2027
Consideration transferred, acquisition-date fair value		$ 721,424	$ 960,000
Description of risk free interest rate percentage	2.50%
Options expected life	5 years
Global BevCo Pty Ltd. [member] | Consulting agreement [member]
IfrsStatementLineItems [Line Items]
Consulting fees | $	$ 13,500
Percentage of entitys revenue	5.00%